Share Capital and Employee Compensation Plans - Dividends (Details) - $ / shares	Feb. 21, 2024	Nov. 07, 2023	Aug. 09, 2023	Mar. 23, 2023	Feb. 22, 2023	Nov. 09, 2022	Aug. 10, 2022	May 11, 2022	Feb. 23, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends (dollars per share)		$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.11	$ 0.12	$ 0.12
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends (dollars per share)	$ 0.10